Investments (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of investments in joint ventures and associates
The change in investments is as follows:

	EMG	Skookumchuck	Tent Mountain	EIP	Ekona	Total
Classification	Equity-accounted	Equity-accounted	Equity-accounted	FVTPL	FVTOCI
Balance, Dec. 31, 2022	12	105	—	11	1	129
Investment	—	—	10	4	—	14
Equity (loss) income	(4)	8	—	—	—	4
Distributions received	—	(6)	—	—	—	(6)
Changes in foreign exchange rates	—	(3)	—	—	—	(3)
Balance, Dec. 31, 2023	8	104	10	15	1	138
Investment	—	—	3	5	—	8
Equity (loss) income	(4)	10	(1)	—	—	5
Distributions received	—	(5)	—	—	—	(5)
Changes in foreign exchange rates	2	9	—	—	—	11
Net change in fair value recognized in earnings	—	—	—	2	—	2
Balance, Dec. 31, 2024	6	118	12	22	1	159
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck, EMG and Tent Mountain, is as follows:

Year ended Dec. 31	2024	2023	2022
Results of operations
Revenues and other operating income	28	22	24
Expenses	(23)	(18)	(15)
Proportionate share of net earnings	5	4	9